Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Land	Buildings and constructions	Operating machinery and equipment	Transportation vehicles	Other equipment	Construction- in-progress	Mining plant and equipment	Railway Ulak-Elga	Total
Cost
At December 31, 2015	3,313	78,265	114,231	30,399	1,236	26,836	14,918	71,804	341,002
Additions	—	504	1,428	549	25	5,027	542	—	8,075
Change in rehabilitation provision	—	346	—	—	—	—	(212)	—	134
Transfers	1	2,435	2,610	180	(209)	(8,393)	389	2,987	—
Disposals	(75)	(3,050)	(3,266)	(1,717)	(169)	(2,330)	(536)	—	(11,143)
Exchange differences	(190)	(841)	(675)	(120)	(61)	(6)	(1)	—	(1,894)

At December 31, 2016	3,049	77,659	114,328	29,291	822	21,134	15,100	74,791	336,174

Additions	6	363	1,531	3,124	45	5,767	1,576	—	12,412
Change in rehabilitation provision	—	141	—	—	—	—	(58)	—	83
Transfers	—	2,934	3,360	190	148	(7,011)	362	17	—
Disposals	(12)	(432)	(1,713)	(1,795)	(28)	(245)	(3)	—	(4,228)
Exchange differences	52	148	132	21	9	—	—	—	362

At December 31, 2017	3,095	80,813	117,638	30,831	996	19,645	16,977	74,808	344,803
Additions	9	10	2,423	2,048	83	6,851	50	—	11,474
Change in rehabilitation provision	—	(187)	—	—	—	—	(102)	—	(289)
Transfers	1	487	2,750	251	97	(4,099)	119	394	—
Disposals	(255)	(649)	(1,734)	(1,410)	(32)	(509)	(136)	—	(4,725)
Exchange differences	91	277	251	40	28	—	—	—	687

At December 31, 2018	2,941	80,751	121,328	31,760	1,172	21,888	16,908	75,202	351,950

Depreciation and impairment At December 31, 2015	(59)	(35,577)	(68,519)	(15,416)	(933)	(932)	(3,388)	(334)	(125,158)
Depreciation charge	—	(3,774)	(7,760)	(2,613)	(50)	—	(133)	(247)	(14,577)
Disposals	—	3,160	3,045	1,272	198	238	437	—	8,350
Reversal of impairment/ (impairment)	(224)	(260)	(215)	(98)	—	(887)	(16)	—	(1,700)
Exchange differences	32	546	550	86	52	(1)	(1)	—	1,264

At December 31, 2016	(251)	(35,905)	(72,899)	(16,769)	(733)	(1,582)	(3,101)	(581)	(131,821)
Depreciation charge	—	(3,747)	(7,315)	(2,222)	(72)	—	(245)	(235)	(13,836)
Disposals	—	302	1,611	1,720	22	127	1	7	3,790
Reversal of impairment/ (impairment)	(37)	(876)	(2,174)	(454)	(5)	(278)	(1,067)	—	(4,891)
Exchange differences	(4)	(49)	(95)	(13)	(9)	—	—	—	(170)

At December 31, 2017	(292)	(40,275)	(80,872)	(17,738)	(797)	(1,733)	(4,412)	(809)	(146,928)
Depreciation charge	—	(3,550)	(7,273)	(2,253)	(99)	—	(180)	(279)	(13,634)
Disposals	223	287	1,593	1,317	50	47	170	—	3,687
Impairment	(43)	(319)	(1,065)	(709)	(15)	(536)	(2,153)	—	(4,840)
Exchange differences	(3)	(110)	(191)	(28)	(24)	—	—	—	(356)

At December 31, 2018	(115)	(43,967)	(87,808)	(19,411)	(885)	(2,222)	(6,575)	(1,088)	(162,071)

Net book value
At December 31, 2015	3,254	42,688	45,712	14,983	303	25,904	11,530	71,470	215,844

At December 31, 2016	2,798	41,754	41,429	12,522	89	19,552	11,999	74,210	204,353

At December 31, 2017	2,803	40,538	36,766	13,093	199	17,912	12,565	73,999	197,875

At December 31, 2018	2,826	36,784	33,520	12,349	287	19,666	10,333	74,114	189,879

Schedule of Property, Plant and Equipment Assets Pledged to Secure Bank Loans and Borrowings Granted to Group	Certain property, plant and equipment assets have been pledged to secure bank loans and borrowings granted to the Group:

	December 31, 2018	December 31, 2017
Net book value	117,370	121,926

Schedule of Ownership of Assets or Option to Purchase Leased Assets at Bargain Price

The Group leases operating machinery and equipment and transportation vehicles under a number of finance lease agreements. At the end of the term of the lease, the Group obtains ownership of the assets or has an option to purchase leased assets at a bargain price.

	December 31, 2018	December 31, 2017
Net book value — operating machinery and equipment	644	1,516
Net book value — transportation vehicles	9,469	9,690